SMRF DEPOSITOR, LLC ABS-15G

Exhibit 99.12

Loan Level Exceptions
Run Date - XX/XX/XXXX
Recovco Loan ID	Loan #1	Loan #2	Loan #3	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Resolved Exceptions	Acknowledged Exceptions
HK12BSPNIIQ	XXXXXXXX	Nations Direct NonQM Securitization 2021	2	2	1	1	2	1	1	2	*** (WAIVED) ROR H9 form for the same Lender refinance was missing - EV W
																COMMENT: The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (-new advance of money with the same creditor). Model H-8 was provided; because the property is located in CA, model H-9 should have been used.
VGIAVXXKUQH	XXXXXXXX	Nations Direct NonQM Securitization 2021	3	2	2	1	3	2	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) and This loan failed the charges that in total cannot increase more than 10% (12 CFR §1026.19(e)(3)(ii)) Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $XXX and will not reset. The violation may be cured if documentation is provided showing disclosures were delivered timely.

*** (CURED) TRID- Initial LE timing fail - EV R
															COMMENT: The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. If a Loan Estimate was given within 3 days of the application, the defect can be resolved by providing such disclosure.	*** (WAIVED) Per Appr prop in flood zone but flood certs = no - EV W COMMENT: Flood cert in file shows the flood zone as X500. Appraisal shows the flood zone a AE which would require flood insurance.
MZTGSNA1T2C	XXXXXXXX	Nations Direct NonQM Securitization 2021	3	2	1	1	3	1	1	2	*** (CURED) TRID - Zero tolerance violation - EV R
COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Appraisal fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).	*** (WAIVED) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV w
																COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date, XX/XX/XXXX. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.
I3KUL2X2K02	XXXXXXXX	Nations Direct NonQM Securitization 2022 Q1	2	2	1	1	2	1	1	2	*** (WAIVED) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV W
																COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date, XX/XX/XXXX. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.
K1XE4RZRWSR	XXXXXXXX	Nations Direct NonQM Securitization 2022 Q1	3	2	1	3	1	1	2	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
															COMMENT: This is not resolved. Stale dated appraisal 123 days with no recert. Missing FNM score. Loan amount is less than $XXXso second appraisal not required for this requirement. //KC	*** (WAIVED) Appraisal is stale dated without recertification in file - EV W COMMENT: Stale dated appraisal 123 days with no recert. Appraisal Date XX/XX/XXXX; Note Date XX/XX/XXXX
PE1GZ45EMRZ	XXXXXXXX			Nations Direct NonQM Securitization 2021	3	1	3	1	1	1	1	1			*** (CURED) VOM or VOR missing/required - EV R COMMENT: Missing 12 month rental history per guidelines.
BAH5B14FNMF	XXXXXXXX	Nations Direct NonQM Securitization 2021	3	1	3	1	1	1	1	1	*** (CURED) VOM or VOR missing/required - EV R
															COMMENT: If an Applicant has a private mortgage, the most recent 12 months’ consecutive canceled checks (front and back). A VOM from a private note holder may be utilized in lieu of canceled checks and/or a copy of the note.
GMAB53XNGCK	XXXXXXXX			Royal Pacific DSCR Securitization	3	1	1	3	1	1	1	1			*** (CURED) Value used by lender not supported - EV R COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.
IQXJ2NSUA0E	XXXXXXXX	Nations Direct NonQM Securitization 2021	3	1	1	1	3	1	1	1	*** (CURED) TRID- Initial CD delivery date test fail - EV R
															COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) )The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.
EWG4SK2YOCB	XXXXXXXX	Nations Direct NonQM Securitization 2021	3	2	1	1	3	1	1	2	*** (CURED) TRID- Initial CD delivery date test fail - EV R
															COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.
XM0GTSPBSLW	XXXXXXXX	Nations Direct NonQM Securitization 2021	3	1	1	1	3	1	1	1	*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: This loan failed the lender credits that cannot decrease test. (12 CFR §1026.19(e)(3)(i)) The decrease to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Non-Specific Lender Credits (excluding tolerance reimbursement amount) (CR). A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
W3VDV5MNGE4	XXXXXXXX	Nations Direct NonQM Securitization 2021	3	1	1	1	3	1	1	1	*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Appraisal Fee on disclosure XX/XX/XXXX was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label). A partial reimbursement of $XXX was given at closing however not enough to cure violation.
T0QRCYH3QXR	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	3	1	3	1	1	1	1	1			*** (CURED) Not all borrowers signed HUD - EV R COMMENT: Final settlement statement on page 224 is not signed by the borrower.
FELA4AGPDND	XXXXXXXX	Royal Pacific DSCR Securitization 2022 Q1	3	1	3	1	1	1	1	1	*** (CURED) Mortgage history for primary residence less than 12 months - EV R
															COMMENT: The guidelines section 7.4 requires housing history ratings must be obtained for the subject property and the borrower’s primary residence. The file is missing evidence of the borrower’s primary residence payment history
3FG5TWVRPHM	XXXXXXXX			Nations Direct NonQM Securitization 2021	3	1	3	1	1	1	1	1			*** (CURED) Mortgage history for primary residence less than 12 months - EV R COMMENT: Missing verification of rent for the prior 12 months to closing per lender guidelines
43XBSAXHWM1	XXXXXXXX	Nations Direct NonQM Securitization 2021	3	1	3	1	3	1	1	1	*** (CURED) Mortgage history for primary residence less than 12 months - EV R
COMMENT:   Missing 12 month housing history.

*** (CURED) TRID - Zero tolerance violation - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Broker Fee. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) TRID CD at consummation - EV R
															COMMENT: The file does not contain evidence that a CD was provided on the day the mortgage was signed and notarized. The last CD available in the file was issued on XX/XX/XXXX and received by the consumer on XX/XX/XXXX. If a CD was provided at consummation, provide for testing. If CD was received electronically, please provide evidence of receipt as well as the e-Consent.
QG4ABAWSM5J	XXXXXXXX	Royal Pacific DSCR Securitization	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   Credit report contains a fraud alert requiring the borrower to acknowledge that the credit application is their own.  LOX or processor's certification required to acknolwedge same.

*** (CURED) Title issue - EV R
COMMENT:   Title report shows delinquent taxes /tax default of the subject in the amount of $XXX as if XX/XX/XXXX.  Provide evidence this amount is paid in full and released/satisfied and clear on final title.

*** (CURED) Title reports unpaid liens - EV R
															COMMENT: Provide clear final title that does not show an exception for the tax lien/tax default of $XXX listed on preliminary title.
WLB2DTRGA5Q	XXXXXXXX	Royal Pacific DSCR Securitization 2022 Q1	3	1	3	1	1	1	1	1	*** (CURED) Loan does not conform to program guidelines - EV R
															COMMENT: Per guidelines, if property is tenant occupied, copy of lease is required. Appraisal shows property is tenant occupied, but lease agreement is missing from the loan file.
3XSOOE1KDTA	XXXXXXXX	Royal Pacific DSCR Securitization 2022 Q1	3	1	3	1	1	1	1	1	*** (CURED) Loan does not conform to program guidelines - EV R
COMMENT:   Guidelines require less of current rent or market rents to be used for DSCR Calculations.  Lease missing from the loan file to verify lessor of the two as property is tenant occupied per appraisal.

*** (CURED) Mortgage history for primary residence less than 12 months - EV R
															COMMENT: The guidelines require housing history ratings must be obtained for the subject property and the borrower’s primary residence. The file is missing evidence of the borrower’s primary residence payment history
YDW5E3QCCKY	XXXXXXXX	Royal Pacific DSCR Securitization	3	1	3	1	1	1	1	1	*** (CURED) ineligible participant in transaction - EV R
COMMENT:   The present vesting of title to the subject is in the name of XXX . Evidence of transfer of ownership our borrower and/or XXX is required and final title policy to show ownership.  XXX . also provided the credit report on which this transaction relied and played a role in the origination of this loan.  Explanation is required to determine the role of XXX .  This may be a non-arms length transaction and is ineligible and/or the borrowers may not be in title to the subject property.

*** (CURED) Guaranty is Missing  - EV R
COMMENT:   A Guaranty for XXX  is not provided and is required.

*** (CURED) Missing Documentation - EV R
COMMENT:   Evidence of ownership of the subject property in the name of XXX and/or XXX  is required.  Title shows subject's vesting is XXX .  Provide documentation to confirm the borrower is also the owner of XXX .

*** (CURED) Missing Doc - EV R
COMMENT:   Documentation for XXX is not provided for review.  Provide documents including the operating agreement, certificate of good standing, EIN, borrowing authority, membership, etc.

*** (CURED) Title issue - EV R
															COMMENT: Title to the property is presently in the name of XXX and is not in the name of our borrower or XXX. Provide a copy of the recorded deed placing the subject property into the ownership of the borrower, XXX , and/or XXX.
XRC4VVDPXLG	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	3	1	3	1	1	1	1	1			*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R COMMENT: The loan file is missing the HUD-1.
IPR3HZUNV5G	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	3	1	3	1	1	1	1	1			*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R COMMENT: The loan file does not contain the HUD-1.
KB5ZTSN1KTP	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	3	1	3	1	1	1	1	1			*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R COMMENT: The loan file does not contain the HUD-1.
1SAHZRV4VOW	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	3	1	3	1	1	1	1	1			*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R COMMENT: The HUD is missing from the loan file.
BKELHOT33CZ	XXXXXXXX	Nations Direct NonQM Securitization 2021	3	1	2	1	3	1	1	1	*** (CURED) Homeownership Counseling List - EV R
COMMENT:   The Homeownership Counseling Disclosure (HOC) is missing. The defect can be cured by providing evidence that shows the disclosure was provided to the consumer within 3-business days of application, XX/XX/XXXX.The defect can be resolved by providing evidence showing the document was issued to the consumer within 3 business days of application

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The initial and/or any revised Loan Estimate is missing. As a result, a full review for compliance with timing and tolerance requirements could not be performed. The defect can be cured by providing the initial and any revised Loan Estimates that were issued to the consumer.

*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Broker Fee on disclosure XX/XX/XXXX was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
FSQ1JVRGMHV	XXXXXXXX	Royal Pacific DSCR Securitization 2022 Q1	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
															COMMENT: Guideline 14.1: Hazard Insurance (pg. 75) indicates, "Starwood Non-Agency Lending will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - XXX ; “A” or better rating in XXX XXX - XXX ; “BBB” - XXX . The file does not include a copy of the hazard insurance rating certification.
DTWORU4EW5L	XXXXXXXX	Royal Pacific DSCR Securitization 2022 Q1	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
															COMMENT: Guideline 14.1: Hazard Insurance (pg. 75) indicates, "Starwood Non-Agency Lending will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - XXX ; “A” or better rating in XXX XXX - XXX ; “BBB” - XXX . The file does not include a copy of the hazard insurance rating certification.
JJGP1X1VNKT	XXXXXXXX	Nations Direct NonQM Securitization 2021	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) TRID- Initial CD delivery date test fail - EV R
															COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.
1ZTEZFSGVRV	XXXXXXXX	Nations Direct NonQM Securitization 2022 Q1	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
															COMMENT: This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The lender credit decreased on the CD issued on XX/XX/XXXX without a valid change of circumstance. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
W0UAL0CZ31Y	XXXXXXXX	Nations Direct NonQM Securitization 2021	2	1	1	1	2	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Loan Discount Fee Points $XXX on disclosure XX/XX/XXXX was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
2KFFQNAHAXA	XXXXXXXX	Nations Direct NonQM Securitization 2021	3	1	3	1	2	1	1	1	*** (CURED) Cash reserves less than required by guidelines - EV R
															COMMENT: Per guidelines loan requires 3 months PITI and 1 month for any additional NOO for a total of $XXX, file has reserves of $XXX , used 70% on retirements assets and only the cash value of the life insurance.
BNGX0AB3U0Y	XXXXXXXX	Royal Pacific DSCR Securitization 2022 Q1	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV R
															COMMENT: The guidelines, requires rent loss coverage in the amount of 6 months or $XXX, using the market rent of $XXX. The file included evidence of homeowners located on page 179 reflecting rent loss of $.XXX. The rent loss coverage is short by $XXX.
NC51YFRU3B1	XXXXXXXX	Royal Pacific DSCR Securitization 2022 Q1	3	1	3	1	1	1	1	1	*** (CURED) Assets are not sufficient to close - EV R
COMMENT:   The guidelines, section 5.1.4 require two months statements reflecting sufficient assets. File does not contain two months statements of sufficient assets.

*** (CURED) Borrower(s) Cash to Close Requirement (Fail) - EV R
COMMENT:   The guidelines, section 5.1.4 require two months statements reflecting sufficient assets. File does not contain two months statements reflecting cash to close.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
															COMMENT: The HUD is missing from the loan file.
2WW0SIXRLQR	XXXXXXXX	Royal Pacific DSCR Securitization 2022 Q1	3	1	1	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
															COMMENT: The guidelines, section 9.3, states that is the CU score exceeds 2.5 a CDA is required. The CU score is 2.6 and there is no CDA found in the loan file to support the appraisal value.
JY2E1PUCYAL	XXXXXXXX			Nations Direct NonQM Securitization 2021	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.
29176671	XXXXXXXX	Nations Direct DSCR Securitization 2021	3	1	3	3	1	1	1	1	*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R
COMMENT:   Appraisal indicates the subject property is not located in a flood zone, however the flood certificate and flood insurance policy indicates the subject property is located in flood zone A.

*** (CURED) Missing Documentation - EV R
															COMMENT: Borr 2 (XXX) has the EAD Card, but no documentation confirming a current application for residence or other proceedings for a stay of status or an attorney letter detailing the applicant's status.
NGHUEVX5OLD	XXXXXXXX	Nations Direct DSCR Securitization 2021	3	1	3	1	1	1	1	1	*** (CURED) Application Missing - EV R
COMMENT:   The loan file was missing the final 1003 reflecting the loan amount reduction from $XXX to $XXX. The loan applications at pages 2 and 59 reflect loan amount applied for was $XXX. Provide the executed application showing the final loan amount for review.

*** (CURED) Not all borrowers signed HUD - EV R
															COMMENT: The loan file was missing a final HUD-1 signed by the borrower or stamped certified true copy by the closing agent, page 104. An estimated HUD-1 in the file, page 376, with a closing date of XX/XX/XXXX, was stamped only. Provide the final signed or stamped HUD-1 for review.
RSNWQ0JMEUJ	XXXXXXXX	Nations Direct NonQM Securitization 2021	3	1	3	1	3	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   Title commitment in file shows amount of $XXX, loan amount per the Note is $XXX

*** (CURED) Missing TRID RESPA Disclosures - EV R
															COMMENT: The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.
MJAZMDCKICU	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	3	1	3	1	1	1	1	1			*** (CURED) Amount of title insurance is less than mortgage amount - EV R COMMENT: The title policy reflects an insurance amount of $XXX, which is less than the loan amount of $XXX.
XQPOB34S0MG	XXXXXXXX	Royal Pacific DSCR Securitization	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The Title Commitment proposed mortgagee coverage amount was insufficient at $XXX, page 186. The loan amount was $XXX Provide the Final Title Policy for review.

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
															COMMENT: The full Form 1004 Appraisal value was $XXX, page 243. UCDP Score was 4.2, page 216. The ClearCapital CDA, page 219, verified the appraisal value of $XXX at Low Risk.
45F3S4WT4OW	XXXXXXXX	Nations Direct DSCR Securitization 2021	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
															COMMENT: Neither the preliminary title report or the title supplement include the minimum required amount of lender coverage for the subject transaction. A copy of that required document must be obtained and uploaded to the file.
DLGJ55GLOBU	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
*** (CURED) Borrower(s)  Months Reserves Requirement (Fail) - EV R
COMMENT:   Reserves are not required, no issue.

*** (CURED) Borrower(s) Cash to Close Requirement (Fail) - EV R
COMMENT:   Asset documents are missing from loan file.

*** (CURED) Borrower(s) Reserves Requirement (Fail) - EV R
COMMENT:   Reserves are not required, no issue.

*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT:   Asset documents are missing from loan file.

*** (CURED) Mortgage history for primary residence less than 12 months - EV R
															COMMENT: The guidelines section 7.4 requires housing history ratings must be obtained for the borrower’s primary residence. The file is missing evidence of 0x60 in most recent 12 months of the borrower’s primary residence payment history
54VESFH3STM	XXXXXXXX			theLender DSCR Securitization	1	1	1	1	1	1	1	1
RCR344MIZSJ	XXXXXXXX			Nations Direct DSCR Securitization 2021	1	1	1	1	1	1	1	1
ECGJ23AQHZ0	XXXXXXXX			Nations Direct DSCR Securitization 2021	1	1	1	1	1	1	1	1
GOV1VVS0QYD	XXXXXXXX			Nations Direct NonQM Securitization 2021	1	1	1	1	1	1	1	1
FY4SBDJDD5T	XXXXXXXX			Nations Direct DSCR Securitization 2021	1	1	1	1	1	1	1	1
NNJCBGATUIU	XXXXXXXX			Nations Direct NonQM Securitization 2021	1	1	1	1	1	1	1	1
XSDJXLOKIBD	XXXXXXXX			Nations Direct DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
LQ4DSFIVG0P	XXXXXXXX			Nations Direct NonQM Securitization 2022 Q1	1	1	1	1	1	1	1	1
MHVC14ICL5W	XXXXXXXX			Nations Direct DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
XZNKDBZUASG	XXXXXXXX			Nations Direct NonQM Securitization 2022 Q1	1	1	1	1	1	1	1	1
S0Z2EQAPU0X	XXXXXXXX			Nations Direct DSCR Securitization 2021	1	1	1	1	1	1	1	1
3S5AICV0HHH	XXXXXXXX			Nations Direct NonQM Securitization 2021	1	1	1	1	1	1	1	1
RJLP0QB10HU	XXXXXXXX			Nations Direct NonQM Securitization 2022 Q1	1	1	1	1	1	1	1	1
EAEFUUXZ1DS	XXXXXXXX			Nations Direct DSCR Securitization 2021	1	1	1	1	1	1	1	1
UZGB1JEAQDU	XXXXXXXX			Nations Direct NonQM Securitization 2022 Q1	1	1	1	1	1	1	1	1
4Q2D3P5HS1N	XXXXXXXX			Nations Direct DSCR Securitization 2021	1	1	1	1	1	1	1	1
E4WJW32LI1Y	XXXXXXXX			Nations Direct DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
NPRUNIQNJO4	XXXXXXXX			Nations Direct NonQM Securitization 2022 Q1	1	1	1	1	1	1	1	1
LYGD50XBYR2	XXXXXXXX			Nations Direct DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
UWH2EGVETX5	XXXXXXXX			Nations Direct NonQM Securitization 2021	1	1	1	1	1	1	1	1
GS1QDNM52E3	XXXXXXXX			Nations Direct DSCR Securitization 2021	1	1	1	1	1	1	1	1
RAKZAD2XHJS	XXXXXXXX			Nations Direct NonQM Securitization 2022 Q1	1	1	1	1	1	1	1	1
JTNKX31EEXG	XXXXXXXX			Nations Direct NonQM Securitization 2022 Q1	1	1	1	1	1	1	1	1
D1FDNABDSEB	XXXXXXXX			Nations Direct NonQM Securitization 2022 Q1	1	1	1	1	1	1	1	1
JDQLKR5P2ME	XXXXXXXX			Nations Direct NonQM Securitization 2022 Q1	1	1	1	1	1	1	1	1
BOP2BZLAFGW	XXXXXXXX			Nations Direct NonQM Securitization 2022 Q1	1	1	1	1	1	1	1	1
YHKKVHKSJNU	XXXXXXXX			Nations Direct NonQM Securitization 2022 Q1	1	1	1	1	1	1	1	1
3SMKTC4XIJ5	XXXXXXXX			Nations Direct NonQM Securitization 2022 Q1	1	1	1	1	1	1	1	1
XEVQANA4YZV	XXXXXXXX			Nations Direct NonQM Securitization 2022 Q1	1	1	1	1	1	1	1	1
421WHPE2PFB	XXXXXXXX			Nations Direct NonQM Securitization 2022 Q1	1	1	1	1	1	1	1	1
GVCFI1VN32I	XXXXXXXX			Nations Direct NonQM Securitization 2022 Q1	1	1	1	1	1	1	1	1
T5CWQQKHGCG	XXXXXXXX			Nations Direct NonQM Securitization 2022 Q1	1	1	1	1	1	1	1	1
WZMEGQ1QBF5	XXXXXXXX			Nations Direct NonQM Securitization 2022 Q1	1	1	1	1	1	1	1	1
TDR4BH3S2RI	XXXXXXXX			Nations Direct NonQM Securitization 2022 Q1	1	1	1	1	1	1	1	1
XWZSHXDHGCK	XXXXXXXX			Nations Direct NonQM Securitization 2022 Q1	1	1	1	1	1	1	1	1
TLKICU23F52	XXXXXXXX			Nations Direct NonQM Securitization 2022 Q1	1	1	1	1	1	1	1	1
LX1RINSWGCO	XXXXXXXX			Nations Direct NonQM Securitization 2022 Q1	1	1	1	1	1	1	1	1
UARXBZVTYOX	XXXXXXXX			Nations Direct NonQM Securitization 2022 Q1	1	1	1	1	1	1	1	1
VOZHYBS20LO	XXXXXXXX			Nations Direct NonQM Securitization 2022 Q1	1	1	1	1	1	1	1	1
ALOV1ME2CED	XXXXXXXX			Nations Direct NonQM Securitization 2022 Q1	1	1	1	1	1	1	1	1
V1KMQPWOXP2	XXXXXXXX			Nations Direct NonQM Securitization 2022 Q1	1	1	1	1	1	1	1	1
WDLV5M33XU1	XXXXXXXX			Nations Direct NonQM Securitization 2022 Q1	1	1	1	1	1	1	1	1
142FEBVMYIJ	XXXXXXXX			Nations Direct NonQM Securitization 2022 Q1	1	1	1	1	1	1	1	1
LIU23JOIX5S	XXXXXXXX			Nations Direct DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
53WM0XBIP23	XXXXXXXX			Nations Direct NonQM Securitization 2022 Q1	1	1	1	1	1	1	1	1
10SZZSZ4TKA	XXXXXXXX			Nations Direct NonQM Securitization 2022 Q1	1	1	1	1	1	1	1	1
CGOHTJVY3OX	XXXXXXXX			Nations Direct NonQM Securitization 2022 Q1	1	1	1	1	1	1	1	1
Y3BZPU1ZZPA	XXXXXXXX			Nations Direct NonQM Securitization 2022 Q1	1	1	1	1	1	1	1	1
BPWICXOBJMH	XXXXXXXX			Nations Direct DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
B0VUTU5J3FG	XXXXXXXX			Nations Direct NonQM Securitization 2022 Q1	1	1	1	1	1	1	1	1
FLGYZBJPFHD	XXXXXXXX			Nations Direct NonQM Securitization 2022 Q1	1	1	1	1	1	1	1	1
ZOCHVOWRCBH	XXXXXXXX			Nations Direct NonQM Securitization 2022 Q1	1	1	1	1	1	1	1	1
2KS0UU1325C	XXXXXXXX			Nations Direct NonQM Securitization 2022 Q1	1	1	1	1	1	1	1	1
IBBZZPBWBOI	XXXXXXXX			Nations Direct NonQM Securitization 2022 Q1	1	1	1	1	1	1	1	1
ZBGM1LW2DOF	XXXXXXXX			Nations Direct NonQM Securitization 2022 Q1	1	1	1	1	1	1	1	1
AIWL1FX12PX	XXXXXXXX			Nations Direct NonQM Securitization 2022 Q1	1	1	1	1	1	1	1	1
FTTIU3YLNO0	XXXXXXXX			Nations Direct NonQM Securitization 2022 Q1	1	1	1	1	1	1	1	1
QCL2WKE1RLC	XXXXXXXX			Nations Direct NonQM Securitization 2022 Q1	1	1	1	1	1	1	1	1
K5OIUFNAB25	XXXXXXXX			Nations Direct NonQM Securitization 2022 Q1	1	1	1	1	1	1	1	1
DXGNOFFVKKU	XXXXXXXX			Nations Direct NonQM Securitization 2022 Q1	1	1	1	1	1	1	1	1
C3AUBBLSQAS	XXXXXXXX			Nations Direct NonQM Securitization 2022 Q1	1	1	1	1	1	1	1	1
1QOZJQP0FPH	XXXXXXXX			Nations Direct NonQM Securitization 2022 Q1	1	1	1	1	1	1	1	1
UVDEA5ICTR5	XXXXXXXX			Nations Direct NonQM Securitization 2022 Q1	1	1	1	1	1	1	1	1
QAKDQTTIG3W	XXXXXXXX			Nations Direct NonQM Securitization 2022 Q1	1	1	1	1	1	1	1	1
3CKLM1SM4OY	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
LJKXR452NP5	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
SWRV452YDZV	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
RUXKOITUA1C	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
PNGVLHFUOQO	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
GNK0LH0VRX3	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
O2F1OL5SI2S	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
2ZPPBDDTCXU	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
LKINXOFJZTW	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
4SVLK3V0OLP	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
Z0BLKI51JAR	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
YXV034IZEX3	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
M3MB434P3FL	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
0HJSRFMGZKQ	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
EUGDLEY0ZTD	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
OH1NROTZB1K	XXXXXXXX			Royal Pacific NonQM Securitization 2022 Q1	1	1	1	1	1	1	1	1
1IR5ANUWQJK	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
P340ZGPS4HI	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
F1JW0O3GVMX	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
4ZLZHZJHQU4	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
GCU5AKUKQN2	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
WJ1HM1IIEXZ	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
0IAJIQU4BJZ	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
3VN5C052KGE	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
MO1B5EXSXMI	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
5EJ2LPMMB2V	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
EEDVCHRJ3IO	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
234UUSTMA3X	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
3K1SVFIAVMO	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
UABIAHW1GCD	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
XK1POICXF5J	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
G3DGPED5Z3B	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
QQIAZVW0QZV	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
F3MDK1X344J	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
ULHRS0SQ41N	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
2HUAE4KYWUG	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
5LV4TABUXUX	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
CCTOD43AXFI	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
3BGHCKBWBC1	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
QLTWKJFP022	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
OMUJP4IGVUT	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
F1XRAMVFQC4	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
5OSWW34VTQX	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
ICUQZTNLR1W	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
2XNBPVDIAOL	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
HDCAENHLBV5	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
LS2L1RX0EFV	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
LK3J1HHTUSI	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
K3Q0OYMO50R	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
0DMWEUP3FKA	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
WE35TFSM3J3	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
KCT1C1YE0LV	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
5GNUWS1530D	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
ZT0E4O3VBA4	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
OLWE1HM43SX	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
DD1ZAMRSX3U	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
FLQIMGUUHLI	XXXXXXXX			Nations Direct NonQM Securitization 2022 Q1	1	1	1	1	1	1	1	1
A5G3ARYW3NQ	XXXXXXXX			Royal Pacific NonQM Securitization 2022 Q1	1	1	1	1	1	1	1	1
FKT1TONYDG5	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1
RWP5143JES1	XXXXXXXX			Royal Pacific DSCR Securitization 2022 Q1	1	1	1	1	1	1	1	1